Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net loss	$ (72,807)	$ (114,331)
Adjustments to reconcile net loss to net cash used for operating activities:
Depreciation and amortization	4,046	4,146
Amortization of debt issuance costs and debt discount	316	65
Non-cash operating lease cost	718	507
Stock-based compensation	15,689	14,596
Issuance of shares under Settlement Agreement	0	750
(Gain) loss on derivative liability	(17,378)	512
Allocated expense for financial instruments at fair value	17,297	0
Change in fair value of debt and liability instruments	4,782	7,189
Allowances for expected credit losses	1,186	0
Other	661	57
Changes in operating assets and liabilities:
Accounts receivables, net	(6,267)	(13,361)
Inventory	1,462	(2,838)
Prepaid expenses and other	(479)	(441)
Other long-term assets	(30)	855
Accounts payable	7,419	19,880
Accrued Payroll	(1,176)	1,327
Accrued expenses	(8,167)	2,310
Accrued rebates and fees	72,859	58,765
Operating lease liability	(758)	(711)
Other long-term liabilities	(24)	16
Net cash proceeds from (used for) operating activities	19,349	(20,707)
Investing activities
Acquisition consideration paid in cash for Romeg intangible asset acquisition	(600)	(300)
Purchase of equity securities	(2,000)	0
Purchase of convertible promissory note from Denali	(75)	0
Purchase of property, plant, and equipment	0	(30)
Net cash used for investing activities	(2,675)	(330)
Financing activities
Proceeds from issuance of shares under Standby Equity Purchase Agreements and ATM Sales Agreement	2,671	35,458
Proceeds from issuance of Convertible Debentures	0	24,000
Proceeds from issuance of Revolving Facility	95,438	86,354
Proceeds from issuance of FSF Deposit	10,000	0
Proceeds from issuance of Tranche B Notes and purchased revenue liability	25,000	0
Repayment of Revolving Facility	(112,791)	(69,001)
Repayment of Oramed Note	(64,200)	(5,000)
Cash consideration paid in connection with warrant repurchase	(300)	0
Transaction costs paid related to the Business Combination	0	(1,372)
Repayment of Convertible Debentures	(4,375)	(15,625)
Repayment of Tranche B Notes	(3,283)	0
Payments of debt issuance costs	(4,172)	(380)
Disbursement of funds to Sorrento	0	(20,000)
Cash consideration paid in connection with share repurchase	0	(10,000)
Transaction costs paid in connection with share repurchase	0	(1,987)
Excise tax paid in connection with share repurchase	(450)	0
Proceeds from issuance of shares under direct offerings	41,967	0
Payments of direct offering issuance costs	(4,370)	0
Payments of deferred transaction costs related to Semnur Merger	(1,379)	0
Proceeds from stock options and warrants exercised and ESPP	2,113	1,135
Net cash (used for) proceeds from financing activities	(18,131)	23,582
Net change in cash, cash equivalents and restricted cash	(1,457)	2,545
Cash, cash equivalents and restricted cash at beginning of period	4,729	2,184
Cash, cash equivalents and restricted cash at end of period	3,272	4,729
Supplemental disclosure:
Cash paid for interest	1,561	1,426
Non-cash investing and financing activities
Issuance of shares to B. Riley pursuant to B. Riley Purchase Agreement	0	1,869
Issuance costs related to direct offerings included in accrued expenses and account payables	1,845	0
Fee Warrants issued and exercised in connection with the Commitment Letter	610	0
Settlement of FSF Deposit	13,000	0
Deferred transaction costs related to Semnur Merger included in accrued expenses and account payable	4,602	0
Conversion of Oramed Note into Tranche B Notes	25,000	0
Conversion of Tranche B Notes into common stock	9,256	0
Debt issuance costs included in accrued expenses	3,063	0
Placement Agent Shares and October 2024 Placement Agent Warrants	3,792	0
StockBlock Warrants issued in connection with the December 2024 RDO	1,265	0
Conversion of Convertible Debentures into common stock	0	7,735
Right-of-use assets obtained in exchange for operating lease liabilities with lease modification	0	2,523
Oramed Note issuance at fair value	0	106,252
Other non-cash consideration in connection with share repurchase	0	26,154
Excise tax in connection with share repurchase included in accrued expenses	$ 860	$ 1,310